Statement of cash flows, indirect method (Statement) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from (used in) operating activities [abstract]
Profit (loss) before tax	$ 121,533	$ 102,925
Adjustments to reconcile profit (loss) [abstract]
Interest income from financial instruments classified as operating activities	(15,657)	(11,083)
Adjustments to interest charges related to lease liabilities, classified as operating activities	110	82
Adjustments to Other interest rates, classified as operating activities	6,760	2,452
Adjustments to Financial expenses related to derivative financial instruments, classified as operating activities	3,632	3,591
Adjustments to Amortization of intangible assets, classified as operating activities	14,390	9,639
Adjustments to Depreciation and disposal of assets, facilities and equipment and rights of use, classified as operating activities	1,261	1,188
Share-based payments net of forfeitures	(12,555)	10,931
Adjustments for unrealised foreign exchange losses (gains)	(2,147)	13,908
Adjustments for fair value losses (gains)	(167)	(12,134)
Adjustments for decrease (increase) in other operating receivables	2,341	2,902
Adjustments for impairment losses (reversal of impairment losses) recognised in profit or loss, financial assets	2,210	1,801
Other adjustments for non-cash items	5,050	9,265
Cash flows from (used in) operations before changes in working capital	151,871	135,467
Increase in trade and other accounts receivable, classified as operating activities	(580,738)	8,036
Decrease (Increase) in other assets, classified as operating activities	(18,544)	2,200
Increase/(Decrease) in trade and other accounts payable, classified as operating activities	700,507	93,294
Increase / (Decrease) in Tax Liabilities, classified as operating activities.	2,316	(1,963)
Increase/Decrease in Provisions, classified as operating activities	326	44
Cash flows from (used in) operations	255,738	237,078
Income taxes paid (refund), classified as operating activities	(22,434)	(17,206)
Cash flows from (used in) operating activities	233,304	219,872
Cash flows from (used in) investing activities [abstract]
Purchase of property, plant and equipment, classified as investing activities	(763)	(1,460)
Purchase of intangible assets, classified as investing activities	(18,886)	(14,486)
Acquisitions of financial assets at fair value through profit or loss, classified as investing activities	(92,040)	(133,464)
Collection of financial assets at fair value through profit or loss	111,123	133,970
Interest received	15,657	11,083
Payments for investments in other assets at fair value per share, classified as investing activities	0	(12,500)
Cash flows from (used in) investing activities	15,882	(16,857)
Cash flows from (used in) financing activities [abstract]
Repurchase of shares, classified as a financing activity	(86,062)	0
Dividends paid, classified as financing activities	57,211	(149,982)
Proceeds from issuing shares	(22,266)	(12,014)
Interest paid, classified as financing activities	0	(6,001)
Interest payments on lease liabilities, classified as financing activities	(110)	(82)
Payments of lease liabilities, classified as financing activities	(366)	(1,141)
Financial expenses paid related to derivative financial instruments, classified as financing activities	(3,300)	(5,080)
Other financial expenses paid, classified as financing activities	(6,864)	(2,113)
Cash flows from (used in) financing activities	(175,922)	(151,445)
Increase (decrease) in cash and cash equivalents before effect of exchange rate changes	73,264
SupplementalCashFlowInformationAbstract [Abstract]
Cash and cash equivalents at beginning of period	719,897	425,172
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes	1,782	51,570
Cash and cash equivalents at end of period	794,943	476,939
Cash and cash equivalents in subsidiary or businesses acquired or disposed	791	0
Effect of exchange rate changes on cash and cash equivalents		$ 197
Acquisitions through business combinations, intangible assets and goodwill	$ 23,742